Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Brand name	18,458	9,460
Patent	14,208	13,708
Customer relationship	12,978	10,460
Software	9,228	444
Others	562	—
Total cost of intangible assets	55,434	34,072
Less: accumulated amortization	(39,056)	(20,546)
Impairment	(13,526)	(13,526)
Intangible asset	2,852	—

The Group recorded amortization expense of RMB3,946, RMB1,437 and RMB472 for the years ended December 31, 2022, 2023 and 2024, respectively. The Group recorded impairment loss of RMB8,808, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively.